July 14, 2006

CONFIDENTIAL
FORM S-1 REGISTRATION STATEMENT

Via EDGAR

United States Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

RE:
Tailwind Financial Inc.
CIK: 0001368879

Ladies and Gentlemen:

        On behalf of Tailwind Financial Inc. (the "Company"), we are hereby submitting the Company's Registration Statement on Form S-1, and related exhibits, for filing with the U.S. Securities and Exchange Commission via EDGAR on Friday, June 14, 2006.

        If you have any questions concerning this request, please contact the undersigned at (617) 951-8527.

Sincerely,
/s/ LAURIE CERVENY Laurie Cerveny

Enclosures

cc: Kevin Barry, Esq.